Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2022
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 15 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

a.	Other receivables and prepaid expenses:

	December 31
	2022	2021
	in USD thousands

Value Added Tax authorities	6	26
Advances to suppliers	152	329
Other	3	34
	161	389

The carrying amounts of receivables approximate their fair value, as the effect of discounting is not material

b.	Accounts payable and accruals:

1)	Trade:

	December 31
	2022	2021
	in USD thousands
Accounts payable:
In Sweden	16	33
Overseas	59	13
	75	46

2)	Other:

Payroll and related expenses	247	277
Accrued expenses	258	151
Other	228	82
	733	510

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

c.	Information about geographical areas of non current assets

	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	47	598	77	722
Right-of-use assets, net	166	-	-	166
Investments in a joint venture accounted for using the equity method	510	-	-	510
Total	723	598	77	1,398

d.	Revenues
	Year ended December 31
	2022	2021	2020
	in USD thousands

Revenues	26	31	-
	26	31	-

Revenues of $26 (2021- $31) were from services the group provided in connection with a feasibility study in Asia. To date, the group has not generated any revenue from product sales.

e.	Research and development expenses:

	Year ended December 31
	2022	2021	2020
	in USD thousands

Payroll and related expenses	606	540	394
Loss on abandonment of fixed assets*	278	-	-
Depreciation	114	140	21
	998	680	415
Less – grants received	(100)	(10)	(49)
	898	670	366

*	See note 7.

Additional disclosure

Grants were received from Innovate UK as part of the Energy Catalyst Round 8: clean energy - experimental development competition, from Morocco’s Smart Port Challenge Competition, from the Israeli Ministry of Energy and from the European Commission under the Horizon 2020 Framework Program. To secure the Group’s obligation to the Israeli Ministry of Energy, under the grant terms, the Group has provided a bank guarantee in the amount of $11 for the benefit of the Government of Israel (see Note 2n1). The bank guarantee expired in September 2022.

f.	Selling and marketing expenses:

	Year ended December 31
	2022	2021	2020
	in USD thousands

Payroll and related expenses	190	337	289
Overseas travels	192	56	24
Other	79	92	44
Less – Grants received	-	-	(9)
	461	485	348

g.	General and administrative expenses:

Payroll and related expenses	658	824	614
Professional services	568	431	138
Depreciation	96	116	102
Other	937	538	250
	2,259	1,909	1,104

h.	Financial income and expenses:

Financial income
Foreign currencies exchange gain, net	763	792	-
Interest on short term deposits	2	-	-
Finance income	765	792	-
Financial expenses
Bank commissions	(11)	(16)	(25)
Interest on long term loans and lease liability	(48)	(53)	(54)
Other – Mainly foreign currencies exchange loss	-	-	(72)
Financial expenses	(59)	(69)	(151)
Financial income (loss) - net	706	723	(151)